FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments
	December 31
	2023	2022
	USD thousands

Derivatives presented under current assets
Forward exchange contracts used for hedging	123	-

Derivatives presented under current liability
Forward exchange contracts used for hedging	-	(209)

Total	123	(209)

Disclosure of maximum exposure to credit risk
	December 31
	2023	2022
	USD thousands

Cash and cash equivalents	234,308	217,500
Trade receivables, net (a)	201,973	219,837
Other receivables	1,996	7,709
Long term deposit	525	406

	438,802	445,452

Disclosure of trade receivables
	Allowance for Doubtful debts
	2023	2022
	USD thousands

Balance at January 1	10,138	13,870
Allowance for doubtful debts expenses (income)	7,622	(3,167)
Discontinuance of consolidation	(275)	-
Write-off	(22)	(542)
Exchange rate difference	(40)	(23)

Balance at December 31	17,423	10,138

Disclosure of sensitivity analysis
	2023		2022
GBP/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(1,832)	1,832	(2,893)	2,893
Increase / (Decrease) in Shareholders’ Equity	(9)	9	(94)	94

	2023		2022
NIS/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	353	(353)	(139)	139
Increase / (Decrease) in Shareholders’ Equity	384	(384)	(107)	107

	2023		2022
SGD/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(2,348)	2,348	(2,615)	2,615
Increase / (Decrease) in Shareholders’ Equity	(6)	6	(320)	320

Disclosure of financial asset measured at fair value through profit or loss under level 3
	December 31, 2023	December 31, 2022
	Level 3	Level 3
	USD thousands	USD thousands

Financial assets measured at fair value through profit or loss:
Investment in shares	25,000	25,000